Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2024
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	Consolidated
	30 June 2024	30 June 2023
	$	$

Current assets
Accounts receivable – Convertible notes	-	73,954
GST	31,441	-
Other debtors – research and development tax refund receivable	143,313	263,057
Accounts receivable	8,251	8,280
	183,005	345,291